Schedule II - Condensed Financial Information of Registrant Statements of Cash Flows (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Amortization of right-of-use operating lease assets		$ 9,900,000		$ 10,700,000	$ 10,100,000
Change in right of lease assets		0		0	(6,700,000)
Change in operating lease liabilities		(15,900,000)		(15,500,000)	(15,500,000)
Net cash provided by/(used in) operating activities		554,900,000		324,700,000	(55,000,000.0)
Cash flows from investing activities:
Proceeds from sales and maturities of fixed income securities — Trading		850,100,000		474,000,000.0	293,600,000
Net cash (used in) investing activities		(352,800,000)		(172,200,000)	(196,500,000)
Cash flows from financing activities:
Repayments of Short-Term Debt		0		(300,000,000.0)	0
Proceeds from term loan facility		0		300,000,000.0	0
Payments of Ordinary Dividends, Common Stock		(195,000,000.0)		(40,300,000)	(40,000,000.0)
Payments of Ordinary Dividends, Preferred Stock and Preference Stock		54,900,000		49,900,000	44,600,000
Net cash (used in) financing activities		(307,900,000)		(90,200,000)	(84,600,000)
(Decrease) in cash and cash equivalents		(113,900,000)		68,900,000	(354,900,000)
Cash and cash equivalents at beginning of period	[1]	1,028,100,000
Cash and cash equivalents at end of period (2)	[1]	914,200,000		1,028,100,000
Redemption of preference shares (1)		(275,000,000.0)	[2]	0	0
Preference share issuance		217,000,000.0		0	0
Parent
Cash flows from financing activities:
Proceeds from term loan facility		0		300,000,000.0	0
Redemption of preference shares (1)		(275,000,000.0)		0	0
Preference share issuance		217,000,000.0		0
Parent Company
Cash flows from operating activities:
Net income (excluding equity in net earnings of subsidiaries)		377,200,000		230,000,000.0	36,900,000
Realized and unrealized investment (gains)/losses		(400,000)		(14,800,000)	19,700,000
Loss/(gain) on derivative contracts		0		14,000,000.0	(15,400,000)
Amortization of right-of-use operating lease assets		700,000		500,000	500,000
Interest on operating lease liability		100,000		100,000	100,000
Change in other assets		(39,000,000.0)		300,000	2,100,000
Change in accrued expenses and other payables		(7,100,000)		5,500,000	(3,200,000)
Change in intercompany activities		(64,100,000)		(38,400,000)	41,100,000
Change in operating lease liabilities		(500,000)		(500,000)	(600,000)
Net cash provided by/(used in) operating activities		266,900,000		196,700,000	81,200,000
Cash flows from investing activities:
(Purchases) of fixed income securities		(11,300,000)		(8,100,000)	(10,000,000.0)
Proceeds from sales and maturities of fixed income securities — Trading		10,300,000		6,400,000	7,800,000
Investment in subsidiaries		42,000,000.0		(105,700,000)	5,000,000.0
Net cash (used in) investing activities		41,000,000.0		(107,400,000)	2,800,000
Cash flows from financing activities:
Repayments of Short-Term Debt		0		(300,000,000.0)	0
Net cash (used in) financing activities		(307,900,000)		(90,200,000)	(84,600,000)
(Decrease) in cash and cash equivalents		0		(900,000)	(600,000)
Cash and cash equivalents at beginning of period		43,500,000		44,400,000	45,000,000.0
Cash and cash equivalents at end of period (2)		$ 43,500,000		$ 43,500,000	$ 44,400,000

[1]	Cash and cash equivalents includes restricted cash of $181.9 million (2023 — $323.2 million) which are held in trusts.
[2]	On January 1, 2025, the Company redeemed all 11,000,000 shares of its issued and outstanding 5.950% Fixed-to-Floating Rate Perpetual Non-Cumulative Preference Shares. The redemption price was paid on January 2, 2025. To facilitate this redemption, the funds of $275.0 million were transferred to a third party transfer agent on December 30, 2024 and are included in other assets in the consolidated balance sheet. The cash flow has been included under financing activities above. For further details, refer to Note 26, “Subsequent Events”.